Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Line Items]
Inventories, Total	$ 2,030,244	$ 2,612,011
Spare Parts Inventories [Member]
Schedule of Inventories [Line Items]
Inventories, Total	2,030,244	2,325,376
Advance Payments for Orders [Member]
Schedule of Inventories [Line Items]
Inventories, Total		$ 286,635